Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	1-18

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2020	€29.4	€83.2	€29.7	€142.3
Additions	14.9	10.1	41.0	66.0
Disposals	—	(6.9)	(1.0)	(7.9)
Reclassifications	8.6	1.8	(10.4)	—
Currency differences	—	(0.7)	—	(0.7)
Acquisition of subsidiaries and businesses	8.4	54.9	22.3	85.6
As of December 31, 2020	€61.3	€142.4	€81.6	€285.3
As of January 1, 2021	€61.3	€142.4	€81.6	€285.3
Additions	20.0	44.3	63.2	127.5
Disposals	(0.8)	(15.1)	(1.7)	(17.6)
Reclassifications	23.1	25.8	(48.9)	—
Currency differences	0.5	0.7	0.1	1.3
Acquisition of subsidiaries and businesses	—	0.2	—	0.2
As of December 31, 2021	€104.1	€198.3	€94.3	€396.7

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2020	€8.3	€41.0	€—	€49.3
Depreciation	2.1	13.8	—	15.9
Disposals	—	(6.7)	—	(6.7)
Currency differences	—	(0.2)	—	(0.2)
As of December 31, 2020	€10.4	€47.9	€—	€58.3
As of January 1, 2021	10.4	47.9	—	58.3
Depreciation	4.4	25.0	—	29.4
Disposals	(0.6)	(13.1)	—	(13.7)
Currency differences	—	0.2	—	0.2
As of December 31, 2021	€14.2	€60.0	€—	€74.2

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2020	50.9	94.5	81.6	227.0
As of December 31, 2021	€89.9	€138.3	€94.3	€322.5